Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Diluted	26,029,138	25,976,000
Diluted	$ (0.18)	$ 0.00